CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (587)	$ (4,663)	$ (1,222)
Other comprehensive loss, net of tax, relating to continuing operations:
Actuarial loss relating to pensions	0	(2)	(1)
Change in fair value of debt component of Archer convertible bond	2	4	3
Share of other comprehensive loss from associated companies	9	(15)	(8)
Other comprehensive (loss)/income	11	(13)	(6)
Total comprehensive loss for the period	(576)	(4,676)	(1,228)
Comprehensive loss attributable to the shareholders	(576)	(4,672)	(1,225)
Comprehensive loss attributable to the non-controlling interest	0	(3)	(1)
Comprehensive loss attributable to the redeemable non-controlling interest	$ 0	$ (1)	$ (2)